Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt

7.Long-term Debt

The table below presents the loans outstanding as of December 31, 2011 and 2012:

	December 31,
	2011	2012
Secured bank debt:
(a)ABN AMRO Bank	$96,150,000	$88,450,000
(b)Unicredit Bank	28,500,000	25,500,000
(c)Credit Suisse	42,100,000	38,300,000
(d)Commerzbank	29,450,000	26,250,000
(e)ABN AMRO Bank	-	23,750,000
Unsecured debt:
(f)Paragon Shipping Inc., a related party	15,000,000	14,000,000
Total	$211,200,000	$216,250,000

Presented as follows:
Current portion of long-term debt	$17,700,000	$22,700,000
Loan due to a related party	-	14,000,000
Long-term debt	193,500,000	179,550,000
Total	$211,200,000	$216,250,000

The minimum annual principal payments, in accordance with the loan agreements, required to be made after December 31, 2012 are as follows:

During the year ending December 31,:
2013	$36,700,000
2014	22,700,000
2015	31,450,000
2016	17,700,000
2017	97,450,000
Thereafter	10,250,000
Total	$216,250,000

(a)ABN AMRO Bank: On May 6, 2011, the Company entered into a loan agreement for $100,000,000 to partially refinance the acquisition of Box Voyager and Box Trader and to partially finance the acquisition of Maule. The loan is payable in twenty four consecutive quarterly installments of $1,925,000, commencing in August 2011, plus a balloon payment of $53,800,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 3%. On August 9, 2012, the Company entered into an amending and restating agreement to reflect the transfer of rights and interest by ABN AMRO in respect of 33.33% to HSH Nordbank AG and 32% to ITF International Transport Finance Suisse AG.

(b) Unicredit Bank: On May 17, 2011, the Company entered into a loan agreement for $30,000,000 to partially finance the acquisition of Maersk Diadema (formerly the MSC Siena). The loan is payable in twenty four consecutive quarterly installments of $750,000, commencing in August 2011, plus a balloon payment of $12,000,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.8%, subject to the fair market value of the vessel being equal to at least 130% of the outstanding loan principal (“asset cover ratio”) and so long as the Maersk Diadema (formerly the MSC Siena) is under a time charter approved by the lenders; otherwise the loan will bear interest at LIBOR plus 3.0%. At any time the asset cover ratio is lower than 130%, the loan will bear interest at LIBOR plus a margin of 4.5%.

(c) Credit Suisse: On July 12, 2011 and July 18, 2011, the Company entered into two loan agreements for $22,000,000, each, to partially refinance the acquisition of CMA CGM Kingfish and CMA CGM Marlin. Each loan is payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment. Each loan bears interest at LIBOR plus a margin of 3%.

(d) Commerzbank: On July 29, 2011, the Company entered into a loan agreement for $30,250,000, to partially finance the acquisition of MSC Emma. The loan is payable in twenty eight consecutive quarterly installments of $800,000, commencing in November 2011, plus a balloon payment of $7,850,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.35%, while the balance of the loan is less than 60% of value of the collateral securing the loan and LIBOR plus 2.65%, while the balance of the loan is greater than 60% of value of the collateral securing the loan. On March 14, 2012, the loan agreement was amended, requiring that the Net Worth, discussed below, be above $125,000,000 in the first quarter of 2012, above $130,000,000 in the second through fourth quarters of 2012 and be restored to at least $150,000,000 with effect from January 1, 2013.

(e)ABN AMRO Bank: On June 27, 2012, the Company entered into a loan agreement for $25,000,000 to partially refinance the acquisition of OOCL Hong Kong and OOCL China. The loan is payable in twelve consecutive quarterly installments of $1,250,000, commencing in October 2012, plus a balloon payment of $10,000,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 3.75%.

(f)Paragon Shipping Inc.: On May 27, 2011, the Company entered into a loan agreement for $30,000,000 for general corporate purposes and working capital needs. The loan is payable in one installment on the second anniversary of the Company’s IPO. The loan may be prepaid in whole or in part at any time during the life of the facility. The loan bears interest at LIBOR plus a margin of 4%. In August 2011, November 2012 and February 2013, the Company prepaid $15,000,000, $1,000,000 and $1,000,000, respectively.

Debt Securities: All secured loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances. The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan agreements also require that Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer maintain an aggregate minimum ownership, directly or indirectly, of 10% of the outstanding shares of the common stock of the Company. The loans include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross-default to other indebtedness and non-compliance with security documents, and prohibit the Company from paying dividends if the Company is in default on its loans and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant. In addition, all secured loan agreements contain minimum asset cover ratios ranging between 120% and 140%; according to the provisions of each individual loan agreement with the relevant bank.

Debt Covenants: The secured loan agreements contain the following financial covenants, calculated on a consolidated basis, determined according to the provisions of each individual loan agreement with the relevant bank:

The ratio of EBITDA to Net Interest Expense shall not be less than 2.5:1;

The ratio of Total Debt to EBITDA shall not exceed 5:1;

The ratio of Total Debt or Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.65:1;

The Market Value Adjusted Net Worth, or Net Worth, depending on the relevant bank, shall not be less than $150,000,000, with the exception of Commerzbank, as discussed above;

Liquid Assets shall exceed the higher of $750,000 per Fleet vessel or $10,000,000

As of December 31, 2012, the Company was in compliance with all of its debt covenants.

The weighted average interest rates for the years ended December 31, 2011 and 2012 were 3.28% and 3.47%, respectively.